Deferred Tax Assets and Income Tax Provision (Details 1)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Federal statutory income tax rate	34.00%
Change in valuation allowance on net operating loss carry-forwards	(34.00%)
Effective income tax rate	0.00%
Pro Forma [Member]
Federal statutory income tax rate		34.00%
Change in valuation allowance on net operating loss carry-forwards		(34.00%)
Effective income tax rate		0.00%